JPMorgan Diversified Fund Expense Example - L Shares [Member] - JPMorgan Diversified Fund - Class L	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,063